STATUTORY RESERVES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATUTORY RESERVES
Appropriations to general reserve as a percentage of profit after tax	10.00%
Appropriation to statutory reserve	$ 498,402	$ 69,155	$ 227,260
Capital and statutory reserve restricted	$ 13,044,215